UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity® Strategic Income Fund : FADMX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 67	0.65%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Strategic Income Fund	6.05%	2.90%	3.32%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	2.70%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.57%
A   From April 13, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.6
AAA - 2.9
AA - 2.1
A - 1.9
BBB - 7.5
BB - 13.4
B - 17.2
CCC,CC,C - 5.6
D - 0.0
Not Rated - 8.6
Equities - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.8
U.S. Government & Investment Grade-Debt - 30.2
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
Germany - 6.0
Mexico - 1.6
Brazil - 1.2
United Kingdom - 1.1
Canada - 1.0
France - 0.9
Saudi Arabia - 0.9
United Arab Emirates - 0.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
US Treasury Bonds	5.6
German Federal Republic	5.6
Freddie Mac Multifamily Structured pass-thru certificates	3.7
TransDigm Inc	1.1
EchoStar Corp	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.6
Ally Financial Inc	0.6
38.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914225.100    3082-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class A : FSTAX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.94%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	1.53%	1.78%	3.02%
Class A (without 4.00% sales charge)	5.76%	2.61%	3.45%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.6
AAA - 2.9
AA - 2.1
A - 1.9
BBB - 7.5
BB - 13.4
B - 17.2
CCC,CC,C - 5.6
D - 0.0
Not Rated - 8.6
Equities - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.8
U.S. Government & Investment Grade-Debt - 30.2
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
Germany - 6.0
Mexico - 1.6
Brazil - 1.2
United Kingdom - 1.1
Canada - 1.0
France - 0.9
Saudi Arabia - 0.9
United Arab Emirates - 0.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
US Treasury Bonds	5.6
German Federal Republic	5.6
Freddie Mac Multifamily Structured pass-thru certificates	3.7
TransDigm Inc	1.1
EchoStar Corp	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.6
Ally Financial Inc	0.6
38.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914224.100    260-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class I : FSRIX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.00%	2.86%	3.69%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.6
AAA - 2.9
AA - 2.1
A - 1.9
BBB - 7.5
BB - 13.4
B - 17.2
CCC,CC,C - 5.6
D - 0.0
Not Rated - 8.6
Equities - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.8
U.S. Government & Investment Grade-Debt - 30.2
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
Germany - 6.0
Mexico - 1.6
Brazil - 1.2
United Kingdom - 1.1
Canada - 1.0
France - 0.9
Saudi Arabia - 0.9
United Arab Emirates - 0.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
US Treasury Bonds	5.6
German Federal Republic	5.6
Freddie Mac Multifamily Structured pass-thru certificates	3.7
TransDigm Inc	1.1
EchoStar Corp	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.6
Ally Financial Inc	0.6
38.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914229.100    648-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class Z : FIWDX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.60%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	6.11%	2.96%	3.67%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	2.92%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.66%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.6
AAA - 2.9
AA - 2.1
A - 1.9
BBB - 7.5
BB - 13.4
B - 17.2
CCC,CC,C - 5.6
D - 0.0
Not Rated - 8.6
Equities - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.8
U.S. Government & Investment Grade-Debt - 30.2
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
Germany - 6.0
Mexico - 1.6
Brazil - 1.2
United Kingdom - 1.1
Canada - 1.0
France - 0.9
Saudi Arabia - 0.9
United Arab Emirates - 0.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
US Treasury Bonds	5.6
German Federal Republic	5.6
Freddie Mac Multifamily Structured pass-thru certificates	3.7
TransDigm Inc	1.1
EchoStar Corp	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.6
Ally Financial Inc	0.6
38.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914226.100    3286-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class C : FSRCX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.69%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.89%	1.82%	2.83%
Class C	4.89%	1.82%	2.83%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.6
AAA - 2.9
AA - 2.1
A - 1.9
BBB - 7.5
BB - 13.4
B - 17.2
CCC,CC,C - 5.6
D - 0.0
Not Rated - 8.6
Equities - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.8
U.S. Government & Investment Grade-Debt - 30.2
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
Germany - 6.0
Mexico - 1.6
Brazil - 1.2
United Kingdom - 1.1
Canada - 1.0
France - 0.9
Saudi Arabia - 0.9
United Arab Emirates - 0.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
US Treasury Bonds	5.6
German Federal Republic	5.6
Freddie Mac Multifamily Structured pass-thru certificates	3.7
TransDigm Inc	1.1
EchoStar Corp	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.6
Ally Financial Inc	0.6
38.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914227.100    523-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class M : FSIAX

This annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.94%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	1.54%	1.78%	3.02%
Class M (without 4.00% sales charge)	5.77%	2.61%	3.44%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,350,001,407
Number of Holdings	970
Total Advisory Fee	$87,853,110
Portfolio Turnover	76%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.6
AAA - 2.9
AA - 2.1
A - 1.9
BBB - 7.5
BB - 13.4
B - 17.2
CCC,CC,C - 5.6
D - 0.0
Not Rated - 8.6
Equities - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.8
U.S. Government & Investment Grade-Debt - 30.2
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
Germany - 6.0
Mexico - 1.6
Brazil - 1.2
United Kingdom - 1.1
Canada - 1.0
France - 0.9
Saudi Arabia - 0.9
United Arab Emirates - 0.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
US Treasury Bonds	5.6
German Federal Republic	5.6
Freddie Mac Multifamily Structured pass-thru certificates	3.7
TransDigm Inc	1.1
EchoStar Corp	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.6
Ally Financial Inc	0.6
38.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914228.100    638-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$101,600	$-	$10,300	$2,100

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$102,000	$-	$10,800	$2,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
Deloitte Entities	$3,361,400	$5,370,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Strategic Income Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Strategic Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	836,000	848,331
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (b)(c)(d)	322,000	324,572
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	498,000	501,707
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (b)(c)(d)	393,000	402,190
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	468,000	471,290
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (b)(c)(d)	178,000	182,898
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (b)(c)(d)	395,000	404,225
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8049% 10/20/2037 (b)(c)(d)	464,000	468,125
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	553,000	566,094
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	876,000	890,468
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	1,085,000	1,085,060
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	826,000	836,270
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,132,899
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	2,231,000	2,280,256
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (b)	325,000	325,060
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (b)(c)(d)	375,000	375,073
TOTAL UNITED STATES		2,980,389
TOTAL ASSET-BACKED SECURITIES (Cost $9,825,000)		9,961,619

Bank Loan Obligations - 3.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (c)(d)(e)	2,687,850	2,691,694
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (c)(d)(e)	770,000	698,228
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (c)(d)(e)	10,325,250	10,299,437
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (c)(d)(e)	5,260,250	5,102,443
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 9/13/2029 (c)(d)(e)	5,220,612	4,557,176
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (c)(d)(e)	17,804,385	17,941,123
TOTAL UNITED KINGDOM		22,498,299
UNITED STATES - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (c)(d)(e)	4,278,299	3,103,906
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 0% 1/31/2025 (c)(d)(e)(f)(g)	112,075	112,075
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (c)(d)(e)	114,016	110,596
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.6726% 12/30/2027 (c)(d)(e)	2,920,702	2,784,393
		6,110,970
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.6527% 5/25/2026 (c)(d)(e)	368,268	313,260
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (c)(d)(e)	346,125	347,208
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 1/31/2029 (c)(d)(e)	3,481,550	3,446,735
		4,107,203
TOTAL COMMUNICATION SERVICES		10,218,173

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 5/6/2030 (c)(d)(e)	1,246,875	1,250,616
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (c)(d)(e)	1,311,445	1,316,035
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (c)(d)(e)	8,137,500	6,833,628
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.356% 5/15/2028 (c)(d)(e)	11,374,314	11,495,224
		18,328,852
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (c)(d)(e)	5,518,544	5,547,296
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 1/27/2029 (c)(d)(e)	12,976,968	13,014,342
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (c)(d)(e)	3,909,739	3,753,349
		22,314,987
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (c)(d)(e)	2,014,950	2,031,332
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (c)(d)(e)	1,300,000	1,299,532
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (c)(d)(e)	51,605,243	51,094,867
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (c)(d)(e)	957,118	960,056
		55,385,787
TOTAL CONSUMER DISCRETIONARY		98,596,277

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4288% 1/24/2029 (c)(d)(e)	1,014,000	663,997
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 2/12/2031 (c)(d)(e)	937,650	937,500
TOTAL CONSUMER STAPLES		1,601,497

Energy - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche PIK, term loan 0% (c)(e)(f)(g)(h)	1,266,534	0
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (c)(d)(e)(f)	1,210,000	1,210,001
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (c)(d)(e)	785,000	791,170
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(g)(h)	1,476,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(e)(f)(g)(h)	3,422,531	0
		2,001,171
TOTAL ENERGY		2,001,171

Financials - 0.4%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/24/2031 (c)(d)(e)	5,188,906	5,200,685
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/17/2031 (c)(d)(e)	9,459,072	9,538,245
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1.625% 9/10/2031 (c)(d)(e)(f)(i)	1,015,928	1,024,431
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (c)(d)(e)	755,000	757,831
		16,521,192
Insurance - 0.3%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5992% 2/16/2027 (c)(d)(e)	7,465,034	7,467,348
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (c)(d)(e)	5,143,871	5,142,276
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.106% 9/19/2031 (c)(d)(e)	15,438,949	15,463,033
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (c)(d)(e)	2,079,066	2,089,461
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (c)(d)(e)	5,810,526	5,935,221
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (c)(d)(e)	967,621	969,130
		37,066,469
TOTAL FINANCIALS		53,587,661

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/21/2028 (c)(d)(e)	9,953,401	9,980,176
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (c)(d)(e)	9,504,373	9,184,931
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (c)(d)(e)	3,117,745	3,135,921
		12,320,852
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 2/15/2029 (c)(d)(e)	13,354,302	13,368,591
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3027% 4/30/2031 (c)(d)(e)	15,676,225	15,744,887
		29,113,478
TOTAL HEALTH CARE		51,414,506

Industrials - 0.4%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (c)(d)(e)	4,428,900	4,435,809
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.357% 3/28/2031 (c)(d)(e)	333,325	336,195
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5946% 12/21/2028 (c)(d)(e)	8,252,623	8,275,813
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (c)(d)(e)	2,754,188	2,725,874
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (c)(d)(e)	13,915,406	13,501,980
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5946% 4/14/2029 (c)(d)(e)	1,440,137	1,462,935
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (c)(d)(e)	1,370,300	1,373,945
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (c)(d)(e)	7,269,300	6,507,332
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4532% 12/10/2026 (c)(d)(e)	2,913,422	2,927,989
		36,775,868
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 3/25/2031 (c)(d)(e)	2,620,200	2,625,440
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (c)(d)(e)	770,856	783,744
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 0% 11/30/2025 (c)(d)(e)(f)(g)	1,839,019	1,834,421
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6348% 2/24/2031 (c)(d)(e)	995,318	997,100
		3,615,265
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/29/2031 (c)(d)(e)	2,530,000	2,519,450
TOTAL INDUSTRIALS		50,308,027

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/31/2028 (c)(d)(e)	965,038	972,682
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (c)(d)(e)	1,270,000	1,282,700
		2,255,382
IT Services - 0.0%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 2/16/2028 (c)(d)(e)	373,247	375,009
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (c)(d)(e)	2,599,807	1,953,105
		2,328,114
Software - 1.0%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (c)(d)(e)	95,000	97,613
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (c)(d)(e)	5,144,150	5,190,344
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (c)(d)(e)	7,940,644	7,982,015
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8027% 3/1/2029 (c)(d)(e)	14,026,254	14,022,748
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (c)(d)(e)	8,285,125	8,283,634
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.857% 7/1/2031 (c)(d)(e)	12,720,000	12,283,831
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (c)(d)(e)	3,081,488	3,084,631
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (c)(d)(e)(f)	670,000	673,873
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (c)(d)(e)	5,389,343	5,420,493
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/31/2028 (c)(d)(e)	34,900,770	35,044,910
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (c)(d)(e)	3,004,088	2,995,224
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (c)(d)(e)	31,137,052	31,334,461
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1203% 4/14/2031 (c)(d)(e)	16,024,857	16,125,012
		142,538,789
TOTAL INFORMATION TECHNOLOGY		147,122,285

Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (c)(d)(e)	19,115,303	19,201,322
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (c)(d)(e)	1,542,295	1,545,673
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5788% 9/22/2028 (c)(d)(e)	6,597,407	6,650,186
		27,397,181
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.532% 4/13/2029 (c)(d)(e)	27,498,819	27,527,968
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 8/19/2030 (c)(d)(e)	755,476	760,953
TOTAL MATERIALS		55,686,102

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.0235% 5/17/2030 (c)(d)(e)	239,718	240,383
TOTAL UNITED STATES		470,776,082
TOTAL BANK LOAN OBLIGATIONS (Cost $516,033,299)		512,066,183

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	4,183,763	3,629,551
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	1,254,955	1,011,770
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	1,328,400	1,079,191
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,411,709	1,146,871
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	1,163,172	998,012
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	1,901,344	1,613,153
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	1,884,624	1,691,091
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	7,684,374	7,199,442
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	1,074,807	958,993
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	15,074,765	12,928,527
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,380,926	1,181,119
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	2,051,916	1,708,609
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	2,468,515	2,457,958
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	2,679,174	2,404,433
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,092,880	934,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,000,614	1,774,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LB, 3% 11/25/2040	3,404,377	3,018,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	4,422,271	3,547,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,828,438	5,774,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,366,115	1,196,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,459,942	1,246,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,398,063	1,223,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,605,928	1,350,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,061,042	929,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,128,558	4,516,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	2,701,668	2,419,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	6,404,319	6,078,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,189,781	2,031,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,970,972	2,759,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,631,361	3,444,127
TOTAL UNITED STATES		82,256,641
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,764,784)		82,256,641

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	5,847,559	5,829,489
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	1,819,242	1,813,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	12,061,124	11,987,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	9,351,293	9,268,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	13,094,656	12,986,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	19,558,982	19,377,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	11,355,194	11,256,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	26,165,317	25,868,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	35,492,916	35,013,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,780,396	1,749,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	19,465,050	19,060,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	48,300,000	47,099,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	18,024,000	17,548,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	22,360,000	21,701,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	2,500,000	2,441,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,800,000	1,760,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	19,900,000	19,318,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	29,610,000	28,633,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,900,000	2,796,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	5,636,000	5,493,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	11,214,939	10,850,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K731 Class A2, 3.6% 2/25/2025	1,880,366	1,874,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	12,993,591	12,928,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	17,546,615	17,431,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	17,089,772	16,877,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	12,630,579	12,377,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	8,670,195	8,415,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	100,990,000	93,384,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K747 Class A2, 2.05% 11/25/2028	4,800,000	4,356,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.2158% 4/25/2029 (c)(d)	21,196,151	21,253,295
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (b)	39,000,000	38,533,716
TOTAL UNITED STATES		539,291,660
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $538,421,140)		539,291,660

Common Stocks - 6.8%
	Shares	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	267,000	6,300,490
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	522,500	17,771,860
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	19,800	4,115,430
TOTAL CHINA		21,887,290
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	2,894,290
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (j)	133,400	753,710
Studio City International Holdings Ltd ADR (b)(j)	121,177	684,650

TOTAL HONG KONG		1,438,360
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. Class A1 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A2 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A3 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A4 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A5 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A6 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A7 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A8 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A9 (g)(j)(k)	403,760	4
		36
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(j)	151,792	2
TOTAL LUXEMBOURG		38
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	8,500	5,891,180
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	49,700	9,815,253
UNITED STATES - 6.5%
Communication Services - 0.6%
Interactive Media & Services - 0.5%
Alphabet Inc Class A	65,400	12,380,220
Meta Platforms Inc Class A	81,300	47,601,963
Pinterest Inc Class A (j)	303,300	8,795,700
		68,777,883
Media - 0.1%
EchoStar Corp (k)	205,059	4,695,851
EchoStar Corp Class A (j)(l)	338,100	7,742,491
iHeartMedia Inc Class A (j)	26	51
		12,438,393
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
UC Holdings Inc (g)(j)	560,355	196,124
Broadline Retail - 0.1%
Amazon.com Inc (j)	95,100	20,863,989
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (j)	58,500	7,687,485
Booking Holdings Inc	2,200	10,930,524
Boyd Gaming Corp	123,800	8,980,452
Domino's Pizza Inc	9,900	4,155,624
New Cotai LLC / New Cotai Capital Corp (j)(k)	2,242,893	1,547,596
		33,301,681
Household Durables - 0.1%
TopBuild Corp (j)	39,500	12,297,930
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	50,200	11,487,768
Williams-Sonoma Inc	48,000	8,888,640
		20,376,408
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (j)	108,700	11,905,911
TOTAL CONSUMER DISCRETIONARY		98,942,043

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (j)	104,700	2,757,798
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(j)	584,047	143,167
US Foods Holding Corp (j)	119,700	8,074,962
		8,218,129
Personal Care Products - 0.0%
elf Beauty Inc (j)	30,000	3,766,500
TOTAL CONSUMER STAPLES		14,742,427

Energy - 0.4%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	135,187	13
Superior Energy Services Inc Class A (g)	66,115	4,027,726
		4,027,739
Oil, Gas & Consumable Fuels - 0.4%
California Resources Corp	10,789	559,841
Canvas Energy Inc Series B warrants 10/1/2025 (g)(j)	289	0
Cheniere Energy Inc	75,400	16,201,199
Energy Transfer LP	360,500	7,062,195
EP Energy Corp (g)(j)	611,545	795,009
Expand Energy Corp	550	54,752
Expand Energy Corp warrants 2/9/2026 (j)	1,040	88,941
Mesquite Energy Inc (g)(j)	185,122	15,994,518
Permian Resources Corp Class A	389,600	5,602,448
Unit Corp	28,630	864,626
		47,223,529
TOTAL ENERGY		51,251,268

Financials - 1.1%
Capital Markets - 0.2%
Ares Management Corp Class A	41,400	7,329,042
Blue Owl Capital Inc Class A	313,500	7,292,010
Coinbase Global Inc Class A (j)	41,400	10,279,620
Moody's Corp	14,800	7,005,876
		31,906,548
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	15,592,083
Financial Services - 0.6%
Apollo Global Management Inc	189,500	31,297,820
Block Inc Class A (j)	92,100	7,827,579
Carnelian Point Holdings LP warrants (g)(j)	544	1,588
Fiserv Inc (j)	54,100	11,113,222
Mastercard Inc Class A	27,600	14,533,332
Visa Inc Class A	82,700	26,136,508
		90,910,049
Insurance - 0.2%
Arthur J Gallagher & Co	81,300	23,077,005
TOTAL FINANCIALS		161,485,685

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC warrants (g)(j)	4,969	19,031
DaVita Inc (j)	26,200	3,918,210
Tenet Healthcare Corp (j)	36,700	4,632,641
		8,569,882
Industrials - 1.2%
Aerospace & Defense - 0.0%
TransDigm Group Inc	4,900	6,209,672
Building Products - 0.2%
Builders FirstSource Inc (j)	31,700	4,530,881
Carlisle Cos Inc	26,500	9,774,260
Fortune Brands Innovations Inc	106,400	7,270,312
Trane Technologies PLC	33,500	12,373,225
		33,948,678
Construction & Engineering - 0.4%
Comfort Systems USA Inc	56,800	24,086,608
EMCOR Group Inc	25,800	11,710,620
WillScot Holdings Corp (j)	267,000	8,931,150
		44,728,378
Electrical Equipment - 0.5%
Eaton Corp PLC	60,500	20,078,135
NEXTracker Inc Class A (j)	177,900	6,498,687
nVent Electric PLC	114,000	7,770,240
Vertiv Holdings Co Class A	187,600	21,313,237
		55,660,299
Machinery - 0.1%
Allison Transmission Holdings Inc	45,800	4,949,148
Deere & Co	6,700	2,838,790
Parker-Hannifin Corp	20,300	12,911,409
		20,699,347
Trading Companies & Distributors - 0.0%
Core & Main Inc Class A (j)	101,000	5,141,910
Penhall Acquisition Company (g)	15,403	0
		5,141,910
TOTAL INDUSTRIALS		166,388,284

Information Technology - 1.7%
Communications Equipment - 0.1%
Arista Networks Inc	136,800	15,120,504
IT Services - 0.0%
GTT Communications Inc (g)(j)	51,638	2,469,329
Semiconductors & Semiconductor Equipment - 1.0%
KLA Corp	18,700	11,783,244
Lam Research Corp	164,000	11,845,720
Marvell Technology Inc	86,600	9,564,970
Micron Technology Inc	48,900	4,115,424
NVIDIA Corp	626,000	84,065,540
ON Semiconductor Corp (j)	247,091	15,579,088
		136,953,986
Software - 0.6%
Adobe Inc (j)	28,564	12,701,840
Autodesk Inc (j)	21,700	6,413,869
Gen Digital Inc	197,900	5,418,502
Microsoft Corp	60,500	25,500,750
Monday.com Ltd (j)	24,600	5,791,824
Oracle Corp	73,000	12,164,720
Salesforce Inc	37,200	12,437,076
		80,428,581
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	54,700	6,303,628
TOTAL INFORMATION TECHNOLOGY		241,276,028

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The	293,779	4,964,865
Construction Materials - 0.1%
Eagle Materials Inc	48,600	11,992,537
Martin Marietta Materials Inc	10,000	5,165,000
		17,157,537
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	332,500	9,030,700
Metals & Mining - 0.0%
Elah Holdings Inc (j)(l)	517	10,178
TOTAL MATERIALS		31,163,280

Utilities - 0.5%
Electric Utilities - 0.2%
Constellation Energy Corp	120,700	27,001,798
PG&E Corp	475,968	9,605,034
Portland General Electric Co	13,962	609,022
		37,215,854
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (g)(j)	10,774	2,422
Vistra Corp	287,300	39,610,051
		39,612,473
TOTAL UTILITIES		76,828,327

TOTAL UNITED STATES		931,863,500
TOTAL COMMON STOCKS (Cost $682,308,676)		980,090,401

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	16,644,676	17,464,996
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	11,714,000	10,891,490
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027	2,970,517	5,130,380
TOTAL CONSUMER DISCRETIONARY		16,021,870

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	3,680,000	3,919,445
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 1.875% 12/1/2029	51,247,000	21,236,758
TOTAL UNITED STATES		58,643,069
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $64,698,800)		58,643,069

Fixed-Income Funds - 20.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (m)	277,123,108	2,228,069,789
Fidelity Floating Rate Central Fund (m)	7,375,147	724,534,413
TOTAL FIXED-INCOME FUNDS (Cost $3,290,373,189)		2,952,604,202

Foreign Government and Government Agency Obligations - 6.0%
		Principal Amount (a)	Value ($)
GERMANY - 5.6%
German Federal Republic 2.1% 4/12/2029 (n)	EUR	92,790,000	96,046,510
German Federal Republic 2.4% 10/19/2028 (n)	EUR	25,900,000	27,145,231
German Federal Republic 2.5% 3/13/2025 (n)	EUR	59,100,000	61,209,920
German Federal Republic 2.6% 8/15/2033 (n)	EUR	304,520,000	322,652,981
German Federal Republic 2.6% 8/15/2034 (n)	EUR	274,480,000	290,056,693
TOTAL GERMANY			797,111,335
JAPAN - 0.4%
Japan Government 0.7% 12/20/2048	JPY	12,000,000,000	56,897,899
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $884,463,617)			854,009,234

Non-Convertible Corporate Bonds - 24.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		4,420,000	3,978,546
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		5,450,000	5,270,270
Mineral Resources Ltd 8% 11/1/2027 (b)		2,785,000	2,847,157
Mineral Resources Ltd 8.125% 5/1/2027 (b)		11,025,000	11,068,862
Mineral Resources Ltd 8.5% 5/1/2030 (b)		2,065,000	2,106,416
Mineral Resources Ltd 9.25% 10/1/2028 (b)		4,830,000	5,067,493

TOTAL AUSTRALIA			30,338,744
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		9,200,000	8,919,952
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)		4,180,000	4,028,475
CANADA - 0.9%
Communication Services - 0.1%
Media - 0.1%
Videotron Ltd 5.125% 4/15/2027 (b)		7,325,000	7,289,090
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		5,685,000	5,376,132
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		23,490,000	21,007,996
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		6,265,000	5,984,415
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		5,640,000	5,797,864
			38,166,407
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		4,370,000	3,946,406
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		5,190,000	4,943,606
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Parkland Corp 4.5% 10/1/2029 (b)		4,420,000	4,099,499
Parkland Corp 4.625% 5/1/2030 (b)		5,540,000	5,085,199
Parkland Corp 6.625% 8/15/2032 (b)		2,605,000	2,577,911
Teine Energy Ltd 6.875% 4/15/2029 (b)		4,420,000	4,291,930
			16,054,539
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		1,645,000	1,778,451
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (b)		2,815,000	2,803,594
Bombardier Inc 7.125% 6/15/2026 (b)		1,458,000	1,463,354
Bombardier Inc 7.25% 7/1/2031 (b)		2,610,000	2,691,631
Bombardier Inc 7.875% 4/15/2027 (b)		6,429,000	6,438,740
Bombardier Inc 8.75% 11/15/2030 (b)		4,055,000	4,358,859
			17,756,178
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		4,630,000	4,291,633
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		4,230,000	4,109,910
TOTAL INDUSTRIALS			26,157,721

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		5,000,000	5,166,640
Open Text Holdings Inc 4.125% 12/1/2031 (b)		2,490,000	2,207,894
Open Text Holdings Inc 4.125% 2/15/2030 (b)		3,220,000	2,920,139
			10,294,673
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		3,635,000	3,850,410
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (b)		3,310,000	3,276,607
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		3,310,000	3,211,836
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		2,570,000	2,529,589
			9,018,032
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,600,000	3,548,567
TOTAL MATERIALS			16,417,009

TOTAL CANADA			125,047,902
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		3,310,000	3,063,604
DENMARK - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
DSV Finance BV 3.25% 11/6/2030 (n)	EUR	6,849,000	7,167,298
DSV Finance BV 3.375% 11/6/2032 (n)	EUR	6,834,000	7,167,323
DSV Finance BV 3.375% 11/6/2034 (n)	EUR	7,716,000	8,000,900

TOTAL DENMARK			22,335,521
FRANCE - 0.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (b)		1,265,000	952,493
Altice France SA 5.125% 7/15/2029 (b)		39,385,000	29,493,968
Altice France SA 5.5% 1/15/2028 (b)		9,830,000	7,246,236
Altice France SA 5.5% 10/15/2029 (b)		29,470,000	22,073,826
			59,766,523
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		5,325,000	5,517,504
Viridien 8.75% 4/1/2027 (b)		5,895,000	5,790,752
			11,308,256
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA 3.75% 2/3/2034 (n)	EUR	3,400,000	3,572,478
Industrials - 0.2%
Construction & Engineering - 0.2%
Bouygues SA 5.375% 6/30/2042 (n)	EUR	18,400,000	22,226,247
Utilities - 0.2%
Multi-Utilities - 0.1%
Engie SA 4.25% 3/6/2044 (n)	EUR	9,500,000	10,034,257
Water Utilities - 0.1%
Suez SACA 2.375% 5/24/2030 (n)	EUR	16,800,000	16,656,732
TOTAL FRANCE			123,564,493
GERMANY - 0.4%
Financials - 0.0%
Banks - 0.0%
Commerzbank AG 4.625% 1/17/2031 (c)(n)	EUR	5,600,000	6,092,410
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 5.375% 3/25/2082 (c)(n)	EUR	3,300,000	3,342,422
Bayer AG 6.625% 9/25/2083 (c)(n)	EUR	1,700,000	1,824,057
Bayer AG 7% 9/25/2083 (c)(n)	EUR	10,100,000	11,047,439
			16,213,918
Utilities - 0.3%
Electric Utilities - 0.1%
EnBW International Finance BV 4.3% 5/23/2034 (n)	EUR	10,504,000	11,514,623
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 4.125% 2/13/2035 (n)	EUR	9,787,000	10,493,855
Multi-Utilities - 0.1%
E.ON SE 4.125% 3/25/2044 (n)	EUR	7,017,000	7,367,848
TOTAL UTILITIES			29,376,326

TOTAL GERMANY			51,682,654
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		1,040,000	913,900
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		4,240,000	3,959,259
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (b)		2,230,000	2,177,038
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 6.75% 3/1/2033 (c)(n)	EUR	3,700,000	4,139,119
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,775,000	2,707,904
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		2,775,000	2,709,843
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		2,805,000	3,023,072

TOTAL ISRAEL			8,440,819
LUXEMBOURG - 0.4%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		8,025,000	6,281,392
Altice Financing SA 5.75% 8/15/2029 (b)		11,895,000	8,707,643
			14,989,035
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		5,780,000	5,463,901
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		3,900,000	4,089,797
			9,553,698
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (g)		1,517,920	0
Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis International Funding II SA 3.125% 6/1/2031 (n)	EUR	11,500,000	11,777,309
Real Estate Management & Development - 0.1%
SELP Finance Sarl 0.875% 5/27/2029 (n)	EUR	5,520,000	5,112,972
SELP Finance Sarl 3.75% 8/10/2027 (n)	EUR	10,184,000	10,714,370
			15,827,342
TOTAL LUXEMBOURG			52,147,384
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		3,255,000	2,952,903
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		3,776,829	3,763,837
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		1,293,981	1,286,915

TOTAL MEXICO			5,050,752
NETHERLANDS - 0.3%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		11,130,000	9,844,016
Ziggo BV 4.875% 1/15/2030 (b)		4,805,000	4,415,046
			14,259,062
Financials - 0.2%
Insurance - 0.2%
ASR Nederland NV 7% 12/7/2043 (c)(n)	EUR	17,838,000	21,910,684
NN Group NV 6% 11/3/2043 (c)(n)	EUR	3,553,000	4,136,948
			26,047,632
TOTAL NETHERLANDS			40,306,694
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,560,000	5,670,260
PANAMA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)		11,373,000	11,240,813
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.1%
Banco Santander SA 5.75% 8/23/2033 (c)(n)	EUR	8,100,000	8,922,671
Insurance - 0.1%
Mapfre SA 2.875% 4/13/2030 (n)	EUR	12,900,000	12,928,425
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		2,795,000	2,568,406
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		3,735,000	3,528,995
TOTAL SPAIN			27,948,497
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.75% 3/17/2032 (c)(n)	EUR	12,713,000	14,190,736
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		4,205,000	4,231,412
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		4,240,000	4,069,958
TOTAL SWITZERLAND			22,492,106
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		4,225,000	4,138,472
UNITED KINGDOM - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		9,930,000	8,536,603
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		1,805,000	1,857,223
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		2,760,000	2,851,306
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		4,100,000	4,336,194
			9,044,723
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		3,860,000	3,838,457
Hotels, Restaurants & Leisure - 0.0%
Merlin Entertainments Ltd 5.75% 6/15/2026 (b)		4,580,000	4,542,224
TOTAL CONSUMER DISCRETIONARY			17,425,404

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
eG Global Finance PLC 12% 11/30/2028 (b)		41,430,000	46,330,963
Financials - 0.1%
Banks - 0.1%
Barclays PLC 4.506% 1/31/2033 (c)(n)	EUR	17,677,000	19,374,444
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		2,995,000	2,735,145
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		6,560,000	6,660,985
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/2035 (n)	EUR	10,549,000	11,458,516
TOTAL UNITED KINGDOM			112,522,060
UNITED STATES - 20.0%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		11,730,000	11,467,420
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		6,300,000	6,280,028
Qwest Corp 7.25% 9/15/2025		955,000	951,679
			18,699,127
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (b)		4,175,000	3,762,286
Media - 1.2%
DISH Network Corp 11.75% 11/15/2027 (b)		27,490,000	29,117,188
EchoStar Corp 10.75% 11/30/2029		70,001,699	75,271,808
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		20,320,182	18,429,365
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		1,655,000	1,216,483
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		5,645,000	4,723,617
Sirius XM Radio LLC 4% 7/15/2028 (b)		4,890,000	4,505,434
Sirius XM Radio LLC 5% 8/1/2027 (b)		4,610,000	4,483,350
Univision Communications Inc 4.5% 5/1/2029 (b)		5,760,000	5,155,645
Univision Communications Inc 7.375% 6/30/2030 (b)		18,475,000	17,674,120
Univision Communications Inc 8.5% 7/31/2031 (b)		9,125,000	8,947,058
			169,524,068
TOTAL COMMUNICATION SERVICES			191,985,481

Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		2,805,000	2,838,321
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		5,595,000	5,697,327
Dana Inc 4.5% 2/15/2032		4,150,000	3,806,297
Hertz Corp/The 12.625% 7/15/2029 (b)		1,245,000	1,326,443
Hertz Corp/The 5.5% (b)(g)(h)		6,540,000	392,400
Hertz Corp/The 6% (b)(g)(h)		5,785,000	1,128,075
Hertz Corp/The 6.25% (g)(h)		6,775,000	491,188
Hertz Corp/The 7.125% (b)(g)(h)		6,315,000	1,326,150
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		7,155,000	6,639,122
			23,645,323
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (b)		3,385,000	3,022,700
Saks Global Enterprises LLC 11% 12/15/2029 (b)		7,830,000	7,530,853
Wayfair LLC 7.25% 10/31/2029 (b)		5,635,000	5,632,181
			16,185,734
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		2,790,000	2,935,668
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		4,235,000	4,137,229
Service Corp International/US 4% 5/15/2031		5,750,000	5,123,853
TKC Holdings Inc 6.875% 5/15/2028 (b)		9,328,000	9,222,434
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		4,750,000	4,713,273
			23,196,789
Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		2,720,000	2,455,065
Boyd Gaming Corp 4.75% 6/15/2031 (b)		7,140,000	6,605,776
Carnival Corp 4% 8/1/2028 (b)		26,560,000	25,173,192
Carnival Corp 7% 8/15/2029 (b)		2,830,000	2,943,780
Carnival Corp 7.625% 3/1/2026 (b)		10,595,000	10,610,484
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (b)		8,655,000	9,220,922
Churchill Downs Inc 5.75% 4/1/2030 (b)		6,975,000	6,845,632
Churchill Downs Inc 6.75% 5/1/2031 (b)		5,595,000	5,655,516
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		11,750,000	10,888,488
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		15,885,000	14,654,287
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		3,350,000	3,086,963
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		5,020,000	4,514,694
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		11,025,000	10,575,270
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		5,210,000	5,138,973
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		3,955,000	3,816,769
Light & Wonder International Inc 7.5% 9/1/2031 (b)		2,745,000	2,826,312
MGM Resorts International 4.75% 10/15/2028		6,740,000	6,453,966
NCL Corp Ltd 5.875% 2/15/2027 (b)		5,580,000	5,562,550
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		2,545,000	2,729,630
Papa John's International Inc 3.875% 9/15/2029 (b)		2,555,000	2,288,939
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		5,095,000	3,999,575
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		1,015,000	738,413
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		4,165,000	4,139,044
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		5,295,000	5,358,438
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		5,630,000	5,373,781
Station Casinos LLC 4.625% 12/1/2031 (b)		4,155,000	3,722,014
VOC Escrow Ltd 5% 2/15/2028 (b)		10,470,000	10,188,763
Yum! Brands Inc 4.625% 1/31/2032		5,905,000	5,456,407
			181,023,643
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		4,105,000	3,724,777
Century Communities Inc 3.875% 8/15/2029 (b)		4,225,000	3,784,838
LGI Homes Inc 8.75% 12/15/2028 (b)		2,680,000	2,811,178
Tempur Sealy International Inc 3.875% 10/15/2031 (b)		7,360,000	6,421,130
Tempur Sealy International Inc 4% 4/15/2029 (b)		7,905,000	7,284,017
TopBuild Corp 3.625% 3/15/2029 (b)		3,030,000	2,773,878
Tri Pointe Homes Inc 5.7% 6/15/2028		8,715,000	8,658,479
			35,458,297
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		1,987,000	1,904,538
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		4,555,000	4,239,219
Asbury Automotive Group Inc 4.75% 3/1/2030		1,980,000	1,851,786
Asbury Automotive Group Inc 5% 2/15/2032 (b)		4,915,000	4,483,536
Bath & Body Works Inc 6.625% 10/1/2030 (b)		6,650,000	6,697,807
Bath & Body Works Inc 6.75% 7/1/2036		8,920,000	9,064,922
Bath & Body Works Inc 7.5% 6/15/2029		5,030,000	5,183,492
LBM Acquisition LLC 6.25% 1/15/2029 (b)		8,415,000	7,740,297
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		3,345,000	3,469,985
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		5,700,000	5,377,924
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		4,135,000	3,997,142
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		5,325,000	5,469,436
			59,480,084
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (b)		2,820,000	2,453,447
Crocs Inc 4.25% 3/15/2029 (b)		4,325,000	3,998,051
Kontoor Brands Inc 4.125% 11/15/2029 (b)		2,420,000	2,228,305
			8,679,803
TOTAL CONSUMER DISCRETIONARY			350,605,341

Consumer Staples - 1.0%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (b)		3,135,000	3,112,155
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		5,285,000	4,810,197
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		13,797,000	13,507,448
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		23,423,000	22,318,146
C&S Group Enterprises LLC 5% 12/15/2028 (b)		5,155,000	4,365,310
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		14,850,000	15,406,533
Performance Food Group Inc 4.25% 8/1/2029 (b)		3,955,000	3,669,579
Performance Food Group Inc 5.5% 10/15/2027 (b)		5,345,000	5,299,820
US Foods Inc 7.25% 1/15/2032 (b)		2,735,000	2,830,491
			72,207,524
Food Products - 0.4%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		3,790,000	3,648,366
Darling Ingredients Inc 6% 6/15/2030 (b)		6,615,000	6,525,563
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		5,015,000	5,234,371
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		3,185,000	3,336,552
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		5,575,000	5,097,400
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		2,790,000	2,524,509
Post Holdings Inc 4.5% 9/15/2031 (b)		12,110,000	10,848,657
Post Holdings Inc 4.625% 4/15/2030 (b)		6,415,000	5,916,221
Post Holdings Inc 5.5% 12/15/2029 (b)		11,940,000	11,553,253
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		4,295,000	3,968,978
			58,653,870
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		1,025,000	882,059
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		6,925,000	7,092,398
TOTAL CONSUMER STAPLES			141,948,006

Energy - 3.1%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		2,735,000	2,838,183
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,390,000	5,481,429
Nabors Industries Ltd 7.5% 1/15/2028 (b)		5,660,000	5,240,945
Noble Finance II LLC 8% 4/15/2030 (b)		2,805,000	2,832,955
Nustar Logistics LP 6% 6/1/2026		7,285,000	7,294,750
Transocean Inc 8% 2/1/2027 (b)		3,591,000	3,584,224
Transocean Inc 8.25% 5/15/2029 (b)		1,955,000	1,915,060
Transocean Inc 8.5% 5/15/2031 (b)		1,955,000	1,916,636
Transocean Inc 8.75% 2/15/2030 (b)		9,503,000	9,800,682
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		5,815,000	5,933,490
Valaris Ltd 8.375% 4/30/2030 (b)		2,745,000	2,773,902
			49,612,256
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,305,000	4,192,311
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		10,640,000	10,556,211
BP Capital Markets BV 4.323% 5/12/2035 (n)	EUR	21,714,000	23,669,702
California Resources Corp 8.25% 6/15/2029 (b)		2,595,000	2,631,454
Chesapeake Energy Corp 7% (g)(h)		3,985,000	0
Chesapeake Energy Corp 8% (g)(h)		1,955,000	0
Chesapeake Energy Corp 8% (g)(h)		1,240,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		4,665,000	4,669,768
CITGO Petroleum Corp 7% 6/15/2025 (b)		13,580,000	13,594,001
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		12,030,000	12,394,338
Civitas Resources Inc 8.625% 11/1/2030 (b)		5,415,000	5,670,835
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		2,970,000	2,708,505
CNX Resources Corp 6% 1/15/2029 (b)		3,200,000	3,137,826
CNX Resources Corp 7.375% 1/15/2031 (b)		2,885,000	2,963,685
Comstock Resources Inc 5.875% 1/15/2030 (b)		15,170,000	14,147,842
Comstock Resources Inc 6.75% 3/1/2029 (b)		8,110,000	7,905,892
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		12,715,000	12,144,450
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		7,110,000	7,474,994
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (b)		2,450,000	2,480,678
CVR CHC LP 5.75% 2/15/2028 (b)		24,505,000	22,580,686
CVR CHC LP 8.5% 1/15/2029 (b)		18,735,000	17,970,414
DT Midstream Inc 4.125% 6/15/2029 (b)		4,285,000	4,001,668
DT Midstream Inc 4.375% 6/15/2031 (b)		4,285,000	3,909,725
Energy Transfer LP 5.5% 6/1/2027		12,065,000	12,215,064
EnLink Midstream LLC 6.5% 9/1/2030 (b)		8,635,000	9,043,092
Expand Energy Corp 5.375% 3/15/2030		5,630,000	5,505,218
Expand Energy Corp 5.7% 1/23/2025 (o)		149,000	148,980
Expand Energy Corp 5.875% 2/1/2029 (b)		3,115,000	3,089,666
Expand Energy Corp 6.75% 4/15/2029 (b)		4,415,000	4,460,700
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		3,315,000	3,408,262
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		4,590,000	4,231,619
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		6,600,000	6,419,530
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		2,775,000	2,682,738
Hess Midstream Operations LP 5.625% 2/15/2026 (b)		9,140,000	9,110,054
HF Sinclair Corp 5% 2/1/2028		4,350,000	4,296,975
HF Sinclair Corp 6.375% 4/15/2027		2,780,000	2,820,940
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		7,130,000	6,904,723
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		6,965,000	7,315,033
Kinetik Holdings LP 5.875% 6/15/2030 (b)		4,180,000	4,114,391
Mesquite Energy Inc 7.25% (b)(g)(h)		12,834,000	1
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		2,605,000	2,547,252
Murphy Oil USA Inc 4.75% 9/15/2029		4,155,000	3,942,621
Murphy Oil USA Inc 5.625% 5/1/2027		3,665,000	3,635,561
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		1,800,000	1,786,054
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		2,715,000	2,756,609
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,510,000	5,687,437
Occidental Petroleum Corp 7.2% 3/15/2029		2,440,000	2,604,819
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		15,760,000	15,113,750
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		8,145,000	7,992,650
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		4,055,000	3,978,754
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		6,775,000	6,965,215
SM Energy Co 6.625% 1/15/2027		12,830,000	12,814,119
SM Energy Co 6.75% 9/15/2026		3,175,000	3,171,950
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		5,550,000	5,147,392
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		5,515,000	5,180,391
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		2,735,000	2,798,147
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		280,000	269,284
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		2,815,000	2,789,104
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		5,355,000	5,054,230
Talos Production Inc 9% 2/1/2029 (b)		2,345,000	2,405,880
Talos Production Inc 9.375% 2/1/2031 (b)		2,660,000	2,711,566
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		6,345,000	6,126,359
Unit Corp 0% 12/1/2029 (Escrow) (g)		1,660,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		3,525,000	3,238,480
Venture Global Calcasieu 4.125% 8/15/2031 (b)		3,525,000	3,156,740
Venture Global Calcasieu 6.25% 1/15/2030 (b)		11,160,000	11,264,146
			387,710,481
TOTAL ENERGY			437,322,737

Financials - 2.6%
Capital Markets - 0.3%
AssuredPartners Inc 5.625% 1/15/2029 (b)		4,720,000	4,769,499
AssuredPartners Inc 7.5% 2/15/2032 (b)		2,650,000	2,852,152
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		7,265,000	7,028,755
Coinbase Global Inc 3.375% 10/1/2028 (b)		13,780,000	12,400,622
Coinbase Global Inc 3.625% 10/1/2031 (b)		8,370,000	7,073,114
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,870,000	2,857,509
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		3,985,000	3,731,720
MSCI Inc 4% 11/15/2029 (b)		1,920,000	1,810,235
			42,523,606
Consumer Finance - 0.9%
Ally Financial Inc 8% 11/1/2031		51,348,000	56,771,811
Ally Financial Inc 8% 11/1/2031		16,761,000	18,509,891
OneMain Finance Corp 4% 9/15/2030		3,340,000	2,968,467
OneMain Finance Corp 5.375% 11/15/2029		5,560,000	5,345,586
OneMain Finance Corp 6.625% 1/15/2028		4,415,000	4,469,658
OneMain Finance Corp 7.125% 3/15/2026		32,900,000	33,490,950
OneMain Finance Corp 7.875% 3/15/2030		2,675,000	2,790,446
			124,346,809
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		5,745,000	5,058,359
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		2,765,000	2,529,674
CRH SMW Finance DAC 4.25% 7/11/2035 (n)	EUR	16,057,000	17,699,794
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		3,385,000	3,392,993
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,375,000	5,324,916
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		18,665,000	17,671,566
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		5,778,000	5,728,801
James Hardie International Finance DAC 5% 1/15/2028 (b)		5,270,000	5,127,372
MGIC Investment Corp 5.25% 8/15/2028		4,725,000	4,622,665
NCR Atleos Corp 9.5% 4/1/2029 (b)		4,090,000	4,430,717
			71,586,857
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		4,230,000	4,057,006
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		2,605,000	2,682,407
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		12,510,000	12,954,118
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		6,740,000	6,433,448
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		4,180,000	4,015,648
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		19,655,000	19,492,453
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		16,406,000	16,444,571
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		4,590,000	4,607,928
AmWINS Group Inc 4.875% 6/30/2029 (b)		4,105,000	3,854,586
HUB International Ltd 5.625% 12/1/2029 (b)		16,470,000	15,975,108
HUB International Ltd 7.25% 6/15/2030 (b)		17,925,000	18,368,648
HUB International Ltd 7.375% 1/31/2032 (b)		6,655,000	6,759,169
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		9,115,000	9,206,098
USI Inc/NY 7.5% 1/15/2032 (b)		3,540,000	3,661,093
			128,512,281
TOTAL FINANCIALS			366,969,553

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		2,790,000	2,550,628
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		5,470,000	5,661,450
Hologic Inc 4.625% 2/1/2028 (b)		2,505,000	2,428,824
			10,640,902
Health Care Providers & Services - 0.8%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		8,565,000	8,836,751
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		11,430,000	8,869,178
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		8,305,000	6,821,128
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		4,940,000	4,423,307
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		10,425,000	7,153,739
DaVita Inc 3.75% 2/15/2031 (b)		2,075,000	1,795,415
DaVita Inc 4.625% 6/1/2030 (b)		15,850,000	14,571,303
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		3,925,000	3,928,122
HealthEquity Inc 4.5% 10/1/2029 (b)		2,950,000	2,765,196
Molina Healthcare Inc 3.875% 11/15/2030 (b)		6,345,000	5,648,508
Molina Healthcare Inc 3.875% 5/15/2032 (b)		5,560,000	4,801,408
Molina Healthcare Inc 4.375% 6/15/2028 (b)		4,690,000	4,444,730
Tenet Healthcare Corp 5.125% 11/1/2027		10,955,000	10,729,030
Tenet Healthcare Corp 6.125% 6/15/2030		13,945,000	13,835,086
Tenet Healthcare Corp 6.25% 2/1/2027		20,050,000	20,033,692
Tenet Healthcare Corp 6.75% 5/15/2031		2,715,000	2,742,804
			121,399,397
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		5,660,000	5,553,717
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4% 3/15/2031 (b)		6,035,000	5,368,591
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		2,045,000	1,940,183
			7,308,774
Pharmaceuticals - 0.3%
Bausch Health Cos Inc 11% 9/30/2028 (b)		2,275,000	2,161,250
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		7,635,000	6,108,000
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		8,145,000	7,086,150
Bausch Health Cos Inc 6.125% 2/1/2027 (b)		14,026,000	12,728,595
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		10,200,000	9,582,744
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		8,890,000	7,990,418
			45,657,157
TOTAL HEALTH CARE			190,559,947

Industrials - 3.6%
Aerospace & Defense - 1.1%
BWX Technologies Inc 4.125% 6/30/2028 (b)		6,400,000	5,992,134
Moog Inc 4.25% 12/15/2027 (b)		2,025,000	1,932,781
TransDigm Inc 4.625% 1/15/2029		9,290,000	8,696,533
TransDigm Inc 5.5% 11/15/2027		68,140,000	66,956,702
TransDigm Inc 6.375% 3/1/2029 (b)		8,150,000	8,168,107
TransDigm Inc 6.625% 3/1/2032 (b)		2,650,000	2,673,918
TransDigm Inc 6.75% 8/15/2028 (b)		12,760,000	12,871,650
TransDigm Inc 6.875% 12/15/2030 (b)		21,975,000	22,301,872
TransDigm Inc 7.125% 12/1/2031 (b)		5,390,000	5,519,161
Triumph Group Inc 9% 3/15/2028 (b)		3,376,000	3,515,200
			138,628,058
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		6,985,000	7,023,299
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		1,400,000	1,373,876
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		2,780,000	2,780,245
Carrier Global Corp 4.5% 11/29/2032	EUR	10,150,000	11,266,357
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		3,920,000	3,938,369
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		1,865,000	1,761,631
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		4,830,000	4,549,648
			25,670,126
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		3,736,000	3,518,432
Artera Services LLC 8.5% 2/15/2031 (b)		11,060,000	10,660,423
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		20,835,000	21,205,911
Brink's Co/The 4.625% 10/15/2027 (b)		7,200,000	6,985,760
Clean Harbors Inc 6.375% 2/1/2031 (b)		2,350,000	2,365,933
CoreCivic Inc 8.25% 4/15/2029		14,760,000	15,610,209
GEO Group Inc/The 10.25% 4/15/2031		6,505,000	7,092,136
GEO Group Inc/The 8.625% 4/15/2029		9,115,000	9,627,074
GFL Environmental Inc 4% 8/1/2028 (b)		4,200,000	3,976,954
GFL Environmental Inc 4.75% 6/15/2029 (b)		5,705,000	5,478,780
GFL Environmental Inc 6.75% 1/15/2031 (b)		3,980,000	4,086,887
Madison IAQ LLC 4.125% 6/30/2028 (b)		5,345,000	5,059,836
Madison IAQ LLC 5.875% 6/30/2029 (b)		4,265,000	4,027,160
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		22,560,000	20,983,590
OPENLANE Inc 5.125% 6/1/2025 (b)		6,210,000	6,179,786
Reworld Holding Corp 4.875% 12/1/2029 (b)		9,642,000	8,917,108
Reworld Holding Corp 5% 9/1/2030		8,005,000	7,382,191
Williams Scotsman Inc 7.375% 10/1/2031 (b)		2,735,000	2,814,219
			145,972,389
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/2027		7,490,000	7,418,112
Arcosa Inc 4.375% 4/15/2029 (b)		4,130,000	3,848,244
Pike Corp 5.5% 9/1/2028 (b)		18,325,000	17,618,782
Pike Corp 8.625% 1/31/2031 (b)		6,710,000	7,078,748
			35,963,886
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		5,910,000	5,423,298
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (b)		12,675,000	12,257,842
Uber Technologies Inc 6.25% 1/15/2028 (b)		5,520,000	5,567,479
Uber Technologies Inc 7.5% 9/15/2027 (b)		17,220,000	17,526,672
XPO Inc 6.25% 6/1/2028 (b)		2,790,000	2,807,035
XPO Inc 7.125% 2/1/2032 (b)		4,015,000	4,108,610
			42,267,638
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		4,830,000	4,798,248
Chart Industries Inc 7.5% 1/1/2030 (b)		7,420,000	7,714,407
			12,512,655
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		4,365,000	4,387,059
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)		9,260,000	9,491,762
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)		8,875,000	9,318,159
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		13,870,000	13,754,702
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		1,420,000	1,100,500
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		4,670,462	3,619,608
United Airlines Inc 4.375% 4/15/2026 (b)		14,560,000	14,316,249
United Airlines Inc 4.625% 4/15/2029 (b)		8,725,000	8,295,610
			64,283,649
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		4,545,000	4,113,200
Trading Companies & Distributors - 0.1%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		4,040,000	4,252,169
Foundation Building Materials Inc 6% 3/1/2029 (b)		3,110,000	2,725,475
H&E Equipment Services Inc 3.875% 12/15/2028 (b)		10,040,000	9,175,928
			16,153,572
TOTAL INDUSTRIALS			498,011,770

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		4,370,000	4,170,258
CPI CG Inc 10% 7/15/2029 (b)		2,595,000	2,772,545
Lightning Power LLC 7.25% 8/15/2032 (b)		5,130,000	5,274,322
TTM Technologies Inc 4% 3/1/2029 (b)		4,540,000	4,212,892
			16,430,017
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		4,315,000	3,901,991
ASGN Inc 4.625% 5/15/2028 (b)		5,670,000	5,385,364
Camelot Finance SA 4.5% 11/1/2026 (b)		6,365,000	6,185,194
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		6,060,000	5,536,209
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		5,665,000	5,564,582
Unisys Corp 6.875% 11/1/2027 (b)		3,685,000	3,575,473
			30,148,813
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		6,765,000	6,344,369
Synaptics Inc 4% 6/15/2029 (b)		3,500,000	3,189,806
Wolfspeed Inc 7.9583% 6/23/2030 pay-in-kind (b)(c)(g)(i)		10,190,000	9,807,875
			19,342,050
Software - 0.7%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (b)		5,025,000	4,681,049
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)		4,755,000	4,432,665
Cloud Software Group Inc 6.5% 3/31/2029 (b)		46,745,000	45,882,224
Elastic NV 4.125% 7/15/2029 (b)		11,340,000	10,512,933
Fair Isaac Corp 4% 6/15/2028 (b)		6,420,000	6,058,112
Gen Digital Inc 5% 4/15/2025 (b)		6,360,000	6,345,479
NCR Voyix Corp 5% 10/1/2028 (b)		3,385,000	3,255,828
PTC Inc 3.625% 2/15/2025 (b)		3,755,000	3,744,880
PTC Inc 4% 2/15/2028 (b)		3,715,000	3,517,947
UKG Inc 6.875% 2/1/2031 (b)		3,980,000	4,037,839
			92,468,956
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029		9,200,000	9,802,533
Seagate HDD Cayman 8.5% 7/15/2031		5,975,000	6,389,419
			16,191,952
TOTAL INFORMATION TECHNOLOGY			174,581,788

Materials - 1.5%
Chemicals - 0.4%
Ingevity Corp 3.875% 11/1/2028 (b)		6,715,000	6,139,212
LSB Industries Inc 6.25% 10/15/2028 (b)		9,723,000	9,426,623
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		7,070,000	6,606,768
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		3,445,000	3,493,123
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		13,941,000	14,791,628
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		3,770,000	3,546,546
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		6,435,000	6,302,488
Scotts Miracle-Gro Co/The 4% 4/1/2031		5,930,000	5,170,502
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		2,810,000	2,869,622
			58,346,512
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		10,810,000	11,333,799
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (b)		6,525,000	6,570,740
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (b)		4,060,000	4,308,008
			22,212,547
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		3,025,000	2,706,393
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		6,050,000	5,196,907
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,785,000	2,763,225
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		21,190,000	21,420,314
Crown Cork & Seal Co Inc 7.375% 12/15/2026		16,535,000	16,964,067
Crown Cork & Seal Co Inc 7.5% 12/15/2096		7,695,000	7,925,850
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		3,720,000	3,665,714
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		3,585,000	3,238,032
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		5,635,000	5,748,883
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		2,815,000	2,824,367
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		2,765,000	3,050,047
			75,503,799
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		7,735,000	7,215,512
Alcoa Nederland Holding BV 6.125% 5/15/2028 (b)		2,110,000	2,108,149
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		2,135,000	2,206,273
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		3,285,000	3,399,308
ATI Inc 4.875% 10/1/2029		2,795,000	2,662,329
ATI Inc 5.125% 10/1/2031		2,480,000	2,331,757
ATI Inc 7.25% 8/15/2030		2,745,000	2,822,694
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		4,615,000	4,285,168
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		4,615,000	4,119,585
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		9,035,000	8,834,822
Compass Minerals International Inc 6.75% 12/1/2027 (b)		9,315,000	9,174,324
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		6,615,000	6,219,616
Murray Energy Corp 11.25% (b)(g)(h)		5,925,000	0
Murray Energy Corp 12% pay-in-kind (b)(c)(g)(h)		6,364,050	0
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		2,015,000	1,882,764
			57,262,301
TOTAL MATERIALS			213,325,159

Real Estate - 0.9%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		4,190,000	3,856,354
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		3,390,000	2,976,423
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		1,075,000	1,146,251
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		9,350,000	8,763,162
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		5,660,000	5,135,679
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		6,695,000	6,308,642
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		12,650,000	12,440,095
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		7,220,000	6,915,571
			47,542,177
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,700,000	4,221,717
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,950,000	7,846,215
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		21,010,000	17,713,142
			29,781,074
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		2,435,000	2,572,948
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		6,480,000	6,200,879
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		5,610,000	5,630,235
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		3,045,000	2,905,402
			17,309,464
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		14,590,000	13,866,063
Iron Mountain Inc 5% 7/15/2028 (b)		6,370,000	6,157,359
Iron Mountain Inc 5.25% 7/15/2030 (b)		5,915,000	5,646,219
Iron Mountain Inc 5.625% 7/15/2032 (b)		5,915,000	5,650,389
SBA Communications Corp 3.875% 2/15/2027		9,720,000	9,305,192
			40,625,222
TOTAL REAL ESTATE			135,257,937

Utilities - 1.1%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		2,795,000	2,385,788
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		4,055,000	3,877,933
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)		2,675,000	2,736,113
NRG Energy Inc 3.375% 2/15/2029 (b)		3,080,000	2,794,418
NRG Energy Inc 3.625% 2/15/2031 (b)		6,110,000	5,342,962
NRG Energy Inc 3.875% 2/15/2032 (b)		582,000	508,300
NRG Energy Inc 5.75% 1/15/2028		19,350,000	19,280,700
Pacific Gas and Electric Co 3.95% 12/1/2047		2,711,000	2,024,095
Pacific Gas and Electric Co 4% 12/1/2046		8,299,000	6,253,467
Pacific Gas and Electric Co 4.3% 3/15/2045		3,690,000	2,944,492
PG&E Corp 5% 7/1/2028		13,615,000	13,301,096
PG&E Corp 5.25% 7/1/2030		5,150,000	5,040,956
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		11,110,000	10,460,204
Vistra Operations Co LLC 5% 7/31/2027 (b)		13,800,000	13,540,470
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		9,975,000	9,943,533
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		17,455,000	17,385,075
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,470,000	5,738,389
			123,557,991
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031		14,890,000	16,346,401
Southern Natural Gas Co LLC 8% 3/1/2032		9,400,000	10,567,985
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		5,750,000	5,125,957
			32,040,343
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% 10/1/2028 (b)		8,050,000	5,755,750
Sunnova Energy Corp 5.875% 9/1/2026 (b)		1,350,000	1,121,956
			6,877,706
TOTAL UTILITIES			162,476,040

TOTAL UNITED STATES			2,863,043,759
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		7,775,000	7,966,965
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		6,235,000	6,597,440

TOTAL ZAMBIA			14,564,405
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,608,486,875)			3,550,689,585

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. (g)(k) (Cost $6,908,287)	193,792,711	1,938

Preferred Securities - 1.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(h)(p)		25,130	426
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (c)(n)(p)	EUR	5,957,000	7,081,770
UNITED STATES - 1.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(p)		4,690,000	4,731,512
Energy Transfer LP 6.625% (c)(p)		20,350,000	20,523,153
Energy Transfer LP Series G, 7.125% (c)(p)		11,723,000	11,873,660
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)(h)(p)		1,711,000	2,634,488
			39,762,813
Financials - 1.1%
Banks - 1.0%
Bank of America Corp 5.875% (c)(p)		60,475,000	61,672,303
Citigroup Inc 4.7% (c)(p)		8,755,000	8,873,218
JPMorgan Chase & Co 4% (c)(p)		19,100,000	19,109,396
JPMorgan Chase & Co 4.6% (c)(p)		13,385,000	13,581,300
Wells Fargo & Co 5.875% (c)(p)		36,775,000	36,803,381
			140,039,598
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(p)		20,064,000	19,667,903
TOTAL UNITED STATES			199,470,314
TOTAL PREFERRED SECURITIES (Cost $203,691,734)			206,552,510

U.S. Government Agency - Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,158,201	3,462,812
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	777,348	753,958
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,999,702	2,332,132
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051 (q)	3,749,626	2,915,163
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	153,564	132,186
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	410,776	354,874
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,696,996	3,345,953
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	173,951	149,117
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,338,833	1,195,389
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,185,382	1,153,971
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	915,574	924,704
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	294,315	296,095
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,970,222	3,016,959
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (q)(r)	4,079,559	4,145,026
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	270,105	273,342
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	649,666	664,365
Freddie Mac Gold Pool 2% 3/1/2052	2,999,700	2,332,130
Freddie Mac Gold Pool 2.5% 11/1/2041 (s)	12,487,515	10,784,192
Freddie Mac Gold Pool 2.5% 2/1/2042	2,335,124	2,023,905
Freddie Mac Gold Pool 2.5% 5/1/2041	5,048,135	4,389,956
Freddie Mac Gold Pool 3% 9/1/2034	2,788,979	2,628,659
Freddie Mac Gold Pool 3.5% 5/1/2051 (r)	13,866,598	12,346,058
Freddie Mac Gold Pool 5.5% 9/1/2052 (q)(r)	5,810,477	5,783,247
Freddie Mac Gold Pool 6% 11/1/2053	179,232	181,379
Freddie Mac Gold Pool 6.5% 10/1/2053 (q)	3,318,448	3,434,752
Freddie Mac Gold Pool 6.5% 10/1/2053 (r)	3,412,945	3,526,162
Freddie Mac Non Gold Pool 6% 9/1/2053	320,284	324,123
Ginnie Mae I Pool 2.5% 12/20/2051	4,517,454	3,730,871
Ginnie Mae I Pool 2.5% 8/20/2051	3,806,643	3,143,828
Ginnie Mae I Pool 2.5% 9/20/2051	3,349,675	2,766,426
Ginnie Mae II Pool 2% 1/1/2055 (t)	56,750,000	45,323,773
Ginnie Mae II Pool 2% 2/1/2055 (t)	12,300,000	9,826,841
Ginnie Mae II Pool 2% 3/20/2052	600,000	479,396
Ginnie Mae II Pool 2% 4/20/2052	1,274,883	1,018,623
Ginnie Mae II Pool 2% 5/20/2052	174,983	139,783
Uniform Mortgage Backed Securities 2% 1/1/2055 (t)	66,075,000	51,332,009
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (t)	46,000,000	37,410,931
Uniform Mortgage Backed Securities 3% 1/1/2055 (t)	49,200,000	41,735,430
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (t)	5,975,000	5,279,472
Uniform Mortgage Backed Securities 5% 1/1/2055 (t)	48,150,000	46,436,534
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (t)	22,700,000	23,177,054
TOTAL UNITED STATES		344,671,580
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $349,057,477)		344,671,580

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	2,106,000	2,147,288
Tennessee Valley Authority 5.375% 4/1/2056	3,503,000	3,531,592

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,782,126)		5,678,880

U.S. Treasury Obligations - 23.8%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/30/2025 (r)	4.45 to 4.51	9,870,000	9,837,527
US Treasury Bills 0% 2/6/2025 (r)	4.47	10,300,000	10,257,715
US Treasury Bonds 2% 8/15/2051	1.94 to 2.09	122,024,000	69,725,707
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	115,400,000	69,960,121
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	149,904,670
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	128,820,000	93,721,915
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	15,186,954
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.91	90,116,000	73,218,398
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.66	55,150,000	49,909,084
US Treasury Bonds 4.125% 8/15/2053	4.26 to 4.80	16,039,000	14,285,035
US Treasury Bonds 4.25% 8/15/2054	4.20 to 4.65	15,760,000	14,392,045
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	56,431,000	53,097,195
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.77	55,130,000	52,562,486
US Treasury Bonds 4.5% 2/15/2044	4.58	12,910,000	12,322,200
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	24,660,000	23,959,600
US Treasury Bonds 4.75% 2/15/2037	2.65 to 2.93	74,200,000	75,252,855
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,603,537
US Treasury Notes 0.375% 1/31/2026	0.47	13,900,000	13,337,201
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	158,357,000	152,485,954
US Treasury Notes 0.625% 7/31/2026	0.77	24,000,000	22,681,117
US Treasury Notes 0.75% 3/31/2026	0.83 to 0.92	46,052,000	44,110,403
US Treasury Notes 0.75% 8/31/2026	4.64	139,549,000	131,782,984
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	49,141,000	43,747,237
US Treasury Notes 1.125% 10/31/2026	1.23	17,300,000	16,354,358
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	339,517,000	302,821,690
US Treasury Notes 1.25% 12/31/2026	1.26	33,922,000	31,994,047
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	34,211,466
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	7,981,315
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.64	40,989,000	38,763,615
US Treasury Notes 1.625% 9/30/2026	1.68	3,093,000	2,957,863
US Treasury Notes 1.875% 2/28/2027	1.71	242,560,000	230,746,649
US Treasury Notes 2.125% 5/15/2025	2.38	12,033,000	11,938,722
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	6,921,735
US Treasury Notes 2.5% 2/28/2026	2.55 to 2.62	38,997,000	38,231,653
US Treasury Notes 2.5% 3/31/2027	2.72	7,200,000	6,932,901
US Treasury Notes 2.625% 5/31/2027	2.99	90,000	86,640
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	22,149,791
US Treasury Notes 2.75% 5/31/2029	3.03	18,541,000	17,335,248
US Treasury Notes 2.75% 7/31/2027	2.71	5,670,000	5,460,623
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	83,642,000	74,176,166
US Treasury Notes 2.875% 5/15/2032	2.84	30,472,000	27,366,972
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	27,682,704
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,739,519
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	6,671,776
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	20,540,000	20,069,161
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	45,872,755
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	37,580,000	36,159,241
US Treasury Notes 3.625% 3/31/2028	3.59 to 3.60	34,500,000	33,790,089
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,135,046
US Treasury Notes 3.75% 5/31/2030	3.69	12,660,000	12,253,477
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	71,020,000	68,042,711
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.82	14,110,000	13,950,750
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	51,100,000	50,526,806
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.57	16,114,000	15,336,005
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	72,790,000	68,879,809
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	61,280,000	60,978,724
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	6,420,000	6,263,666
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	18,975,196
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,540,157
US Treasury Notes 4% 7/31/2030	4.08	23,420,000	22,928,657
US Treasury Notes 4.125% 10/31/2027	4.24	8,800,000	8,765,280
US Treasury Notes 4.125% 10/31/2031	4.39	21,800,000	21,338,084
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.20	52,510,000	52,278,295
US Treasury Notes 4.125% 11/15/2032	3.46	27,677,000	26,993,898
US Treasury Notes 4.125% 11/30/2031	4.13	36,070,000	35,299,898
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	129,860,000	129,506,103
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	27,900,000	27,387,141
US Treasury Notes 4.125% 7/31/2028	4.19	15,000,000	14,896,480
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	31,870,000	31,379,367
US Treasury Notes 4.25% 11/30/2026	4.17	138,210,000	138,182,517
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	35,790,000	35,383,923
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	45,120,000	45,108,233
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	42,521,564
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	32,523,159
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	24,163,000	24,075,030
US Treasury Notes 4.375% 5/15/2034	3.84	10,150,000	9,993,984
US Treasury Notes 4.5% 3/31/2026	5.00	33,798,000	33,890,024
US Treasury Notes 4.625% 11/15/2026	4.68	32,750,000	32,963,421
US Treasury Notes 4.625% 3/15/2026	4.12	10,990,000	11,037,499
US Treasury Notes 4.625% 9/30/2028	4.76	21,630,000	21,832,252
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	25,780,000	26,348,853
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,748,089,659)			3,415,274,648

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.36	953,835,314	954,026,081
Fidelity Securities Lending Cash Central Fund (v)(w)	4.35	4,347,335	4,347,769
TOTAL MONEY MARKET FUNDS (Cost $958,338,062)			958,373,850

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	69,200,000	2,938,283
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	33,070,000	1,682,922

TOTAL PUT SWAPTIONS			4,621,205
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	69,200,000	2,465,671
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	33,070,000	612,075

TOTAL CALL SWAPTIONS			3,077,746
TOTAL PURCHASED SWAPTIONS (Cost $7,684,858)			7,698,951

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $14,956,927,583)	14,477,864,951
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(127,863,544)
NET ASSETS - 100.0%	14,350,001,407

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 1/1/2055	(23,275,000)	(18,588,737)
Ginnie Mae II Pool 2.5% 1/1/2055	(12,700,000)	(10,590,539)
Uniform Mortgage Backed Securities 2% 1/1/2055	(43,075,000)	(33,463,886)
Uniform Mortgage Backed Securities 2.5% 1/1/2055	(100,275,000)	(81,551,762)
Uniform Mortgage Backed Securities 3% 1/1/2055	(57,400,000)	(48,691,335)
Uniform Mortgage Backed Securities 4% 1/1/2055	(35,300,000)	(32,233,309)
Uniform Mortgage Backed Securities 4.5% 1/1/2055	(41,100,000)	(38,627,572)
Uniform Mortgage Backed Securities 5% 1/1/2055	(48,150,000)	(46,436,534)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(310,183,674)

TOTAL TBA SALE COMMITMENTS (Proceeds $315,710,102)		(310,183,674)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	14,045	Mar 2025	1,527,393,750	(13,257,724)	(13,257,724)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,146	Mar 2025	235,628,344	82,032	82,032
CBOT Long Term U.S. Treasury Bond Contracts (United States)	800	Mar 2025	91,075,000	(2,536,858)	(2,536,858)
Eurex Euro-Bund Contracts (Germany)	81	Mar 2025	11,196,130	(282,330)	(282,330)

TOTAL PURCHASED					(15,994,880)

Sold

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	Mar 2025	531,523	4,486	4,486

TOTAL FUTURES CONTRACTS					(15,990,394)
The notional amount of futures purchased as a percentage of Net Assets is 12.8%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	55,387,000	USD	35,322,223	Canadian Imperial Bank of Commerce	1/14/25	(1,040,135)
USD	57,856,503	EUR	54,977,000	HSBC Bank PLC	1/14/25	882,926
USD	96,417,707	GBP	75,581,000	Barclays Bank PLC	1/14/25	1,806,971
EUR	5,310,000	USD	5,517,930	HSBC Bank PLC	1/14/25	(15,089)
USD	75,687,737	EUR	71,933,000	HSBC Bank PLC	1/14/25	1,142,376
USD	35,452,681	AUD	55,150,000	Bank of America NA	1/14/25	1,317,285
USD	60,317,533	JPY	9,040,790,000	Bank of America NA	1/14/25	2,781,521
USD	34,032,673	EUR	32,688,000	BNP Paribas SA	1/14/25	157,557
CAD	12,000	USD	8,560	Brown Brothers Harriman & Co	1/14/25	(208)
GBP	47,932,000	USD	59,983,667	BNP Paribas SA	1/14/25	16,621
USD	4,209,043	EUR	3,976,000	Barclays Bank PLC	1/14/25	88,648
EUR	6,375,000	USD	6,655,373	Bank of America NA	1/14/25	(48,854)
USD	913,968,661	EUR	862,784,000	Canadian Imperial Bank of Commerce	1/14/25	19,851,291
GBP	27,654,000	USD	34,734,453	BNP Paribas SA	1/14/25	(117,746)
USD	79,129,348	EUR	76,245,000	Citibank NA	1/14/25	115,390
USD	3,440,535	EUR	3,282,000	Royal Bank of Canada	1/14/25	39,344
EUR	10,267,000	USD	10,886,533	State Street Bank & Trust Co	1/14/25	(246,671)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						26,731,227
Unrealized Appreciation						28,199,930
Unrealized Depreciation						(1,468,703)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2027	14,136,000	(50,840)	0	(50,840)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	345,848,000	2,348,332	0	2,348,332
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	40,971,000	820,572	0	820,572
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	21,700,000	(370,434)	0	(370,434)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	13,831,000	566,678	0	566,678
TOTAL INTEREST RATE SWAPS							3,314,308	0	3,314,308

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,536,816,832 or 17.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,809,261 and $7,563,015, respectively.

(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,245,421 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,096,736,684 or 7.6% of net assets.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $10,118,581.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,449,448.
(s)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $842,410.

(t)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	5,749,854

New Cotai LLC / New Cotai Capital Corp	9/11/20	11,110,731

Tricer Holdco S.C.A.	10/16/09 - 12/30/17	6,908,287

Tricer Holdco S.C.A. Class A1	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A2	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A3	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A4	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A5	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A6	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A7	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A8	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A9	10/16/09 - 10/29/09	1,101,148

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	288,239,164	3,628,379,213	2,962,593,641	30,874,146	2,904	(1,559)	954,026,081	953,835,314	1.9%
Fidelity Emerging Markets Debt Central Fund	2,017,289,570	220,751,975	53,034,061	119,497,664	(694,478)	43,756,783	2,228,069,789	277,123,108	100.0%
Fidelity Floating Rate Central Fund	703,673,908	100,563,517	77,312,671	68,132,433	(3,124,307)	733,966	724,534,413	7,375,147	45.9%
Fidelity Securities Lending Cash Central Fund	-	1,238,719,999	1,234,372,230	53,326	-	-	4,347,769	4,347,335	0.0%
Total	3,009,202,642	5,188,414,704	4,327,312,603	218,557,569	(3,815,881)	44,489,190	3,910,978,052	1,242,680,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	9,961,619	-	9,961,619	-

Bank Loan Obligations
Communication Services	14,775,349	-	14,663,274	112,075
Consumer Discretionary	101,287,971	-	101,287,971	-
Consumer Staples	1,601,497	-	1,601,497	-
Energy	19,942,294	-	19,942,294	-
Financials	53,587,661	-	53,587,661	-
Health Care	51,414,506	-	51,414,506	-
Industrials	60,607,464	-	58,773,043	1,834,421
Information Technology	147,122,285	-	147,122,285	-
Materials	61,486,773	-	61,486,773	-
Utilities	240,383	-	240,383	-

Collateralized Mortgage Obligations	82,256,641	-	82,256,641	-

Commercial Mortgage Securities	539,291,660	-	539,291,660	-

Common Stocks
Communication Services	81,216,276	81,216,276	-	-
Consumer Discretionary	121,046,553	98,636,683	22,213,746	196,124
Consumer Staples	14,742,427	14,599,260	-	143,167
Energy	57,551,758	36,734,492	-	20,817,266
Financials	161,485,685	161,484,097	-	1,588
Health Care	8,569,882	8,550,851	-	19,031
Industrials	166,388,320	166,388,284	-	36
Information Technology	261,097,891	258,628,562	-	2,469,329
Materials	31,163,282	31,163,280	-	2
Utilities	76,828,327	76,825,905	-	2,422

Convertible Corporate Bonds
Communication Services	17,464,996	-	17,464,996	-
Consumer Discretionary	16,021,870	-	16,021,870	-
Financials	3,919,445	-	3,919,445	-
Information Technology	21,236,758	-	21,236,758	-

Fixed-Income Funds	2,952,604,202	2,952,604,202	-	-

Foreign Government and Government Agency Obligations	854,009,234	-	854,009,234	-

Non-Convertible Corporate Bonds
Communication Services	317,900,459	-	317,900,459	-
Consumer Discretionary	413,096,461	-	409,758,648	3,337,813
Consumer Staples	146,891,612	-	146,891,612	-
Energy	524,801,111	-	524,801,110	1
Financials	464,015,919	-	464,015,919	-
Health Care	220,518,235	-	220,518,235	-
Industrials	583,582,915	-	583,582,915	-
Information Technology	196,607,197	-	186,799,322	9,807,875
Materials	286,882,222	-	286,882,222	-
Real Estate	162,862,588	-	162,862,588	-
Utilities	233,530,866	-	233,530,866	-

Non-Convertible Preferred Stocks
Industrials	1,938	-	-	1,938

Preferred Securities
Energy	39,762,813	-	39,762,813	-
Financials	159,707,927	-	140,040,024	19,667,903
Utilities	7,081,770	-	7,081,770	-

U.S. Government Agency - Mortgage Securities	344,671,580	-	344,671,580	-

U.S. Government Agency Obligations
Utilities	5,678,880	-	5,678,880	-

U.S. Treasury Obligations	3,415,274,648	-	3,415,274,648	-

Money Market Funds	958,373,850	958,373,850	-	-

Purchased Swaptions	7,698,951	-	7,698,951	-
Total Investments in Securities:	14,477,864,951	4,845,205,742	9,574,248,218	58,410,991
Derivative Instruments: Assets
Futures Contracts	86,518	86,518	-	-
Forward Foreign Currency Contracts	28,199,930	-	28,199,930	-
Swaps	3,735,582	-	3,735,582	-
Total Assets	32,022,030	86,518	31,935,512	-
Liabilities
Futures Contracts	(16,076,912)	(16,076,912)	-	-
Forward Foreign Currency Contracts	(1,468,703)	-	(1,468,703)	-
Swaps	(421,274)	-	(421,274)	-
Total Liabilities	(17,966,889)	(16,076,912)	(1,889,977)	-
Total Derivative Instruments:	14,055,141	(15,990,394)	30,045,535	-
Other Financial Instruments:
TBA Sale Commitments	(310,183,674)	-	(310,183,674)	-
Total Other Financial Instruments:	(310,183,674)	-	(310,183,674)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	28,199,930	(1,468,703)
Total Foreign Exchange Risk	28,199,930	(1,468,703)
Interest Rate Risk
Futures Contracts (d)	86,518	(16,076,912)
Purchased Swaptions (b)	7,698,951	0
Swaps (c)	3,735,582	(421,274)
Total Interest Rate Risk	11,521,051	(16,498,186)
Total Value of Derivatives	39,720,981	(17,966,889)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $4,236,705) - See accompanying schedule:
Unaffiliated issuers (cost $10,708,216,332)	$10,566,886,899
Fidelity Central Funds (cost $4,248,711,251)	3,910,978,052

Total Investment in Securities (cost $14,956,927,583)		$14,477,864,951
Segregated cash with brokers for derivative instruments		176,599
Cash		10,239,835
Foreign currency held at value (cost $5,351)		5,176
Receivable for investments sold
Regular delivery		374,236
Delayed delivery		32,239,061
Receivable for TBA sale commitments		315,710,102
Unrealized appreciation on forward foreign currency contracts		28,199,930
Receivable for fund shares sold		15,093,364
Dividends receivable		1,354,850
Interest receivable		107,290,663
Distributions receivable from Fidelity Central Funds		3,600,931
Receivable for daily variation margin on centrally cleared swaps		157,210
Prepaid expenses		11,748
Other receivables		141,722
Total assets		14,992,460,378
Liabilities
Payable for investments purchased
Regular delivery	$28,654,596
Delayed delivery	262,596,068
TBA sale commitments, at value	310,183,674
Unrealized depreciation on forward foreign currency contracts	1,468,703
Payable for fund shares redeemed	18,196,802
Distributions payable	4,940,233
Accrued management fee	7,893,332
Distribution and service plan fees payable	611,385
Payable for daily variation margin on futures contracts	3,299,579
Other payables and accrued expenses	266,829
Collateral on securities loaned	4,347,770
Total liabilities		642,458,971
Net Assets		$14,350,001,407
Net Assets consist of:
Paid in capital		$15,279,914,465
Total accumulated earnings (loss)		(929,913,058)
Net Assets		$14,350,001,407

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,626,002,562 ÷ 142,313,298 shares)(a)		$11.43
Maximum offering price per share (100/96.00 of $11.43)		$11.91
Class M :
Net Asset Value and redemption price per share ($609,111,255 ÷ 53,340,605 shares)(a)		$11.42
Maximum offering price per share (100/96.00 of $11.42)		$11.90
Class C :
Net Asset Value and offering price per share ($165,257,368 ÷ 14,505,299 shares)(a)		$11.39
Fidelity Strategic Income Fund :
Net Asset Value, offering price and redemption price per share ($5,437,823,736 ÷ 469,089,487 shares)		$11.59
Class I :
Net Asset Value, offering price and redemption price per share ($5,020,031,869 ÷ 433,005,285 shares)		$11.59
Class Z :
Net Asset Value, offering price and redemption price per share ($1,491,774,617 ÷ 128,612,877 shares)		$11.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$36,186,318
Interest		462,369,879
Income from Fidelity Central Funds (including $53,326 from security lending)		218,557,569
Total income		717,113,766
Expenses
Management fee	$88,165,142
Transfer agent fees	2,820,725
Distribution and service plan fees	7,335,219
Accounting fees	273,701
Custodian fees and expenses	45,296
Independent trustees' fees and expenses	35,242
Registration fees	378,645
Audit fees	151,599
Legal	99,523
Miscellaneous	138,785
Total expenses before reductions	99,443,877
Expense reductions	(360,630)
Total expenses after reductions		99,083,247
Net Investment income (loss)		618,030,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,526,300
Fidelity Central Funds	(3,815,881)
Forward foreign currency contracts	46,866,007
Foreign currency transactions	(1,237,563)
Futures contracts	(9,181,219)
Swaps	6,525,881
Total net realized gain (loss)		56,683,525
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	65,544,393
Fidelity Central Funds	44,489,190
Forward foreign currency contracts	39,311,313
Assets and liabilities in foreign currencies	(874,831)
Futures contracts	(52,110,422)
Swaps	9,644,104
TBA Sale commitments	9,439,448
Total change in net unrealized appreciation (depreciation)		115,443,195
Net gain (loss)		172,126,720
Net increase (decrease) in net assets resulting from operations		$790,157,239
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$618,030,519	$570,209,041
Net realized gain (loss)	56,683,525	(336,673,348)
Change in net unrealized appreciation (depreciation)	115,443,195	933,016,147
Net increase (decrease) in net assets resulting from operations	790,157,239	1,166,551,840
Distributions to shareholders	(571,080,365)	(566,782,777)

Share transactions - net increase (decrease)	839,204,523	(142,158,369)
Total increase (decrease) in net assets	1,058,281,397	457,610,694

Net Assets
Beginning of period	13,291,720,010	12,834,109,316
End of period	$14,350,001,407	$13,291,720,010

Financial Highlights
Fidelity Advisor® Strategic Income Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$10.73	$12.51	$12.61	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.486	.456	.359	.303	.367
Net realized and unrealized gain (loss)	.151	.507	(1.764)	.143	.497
Total from investment operations	.637	.963	(1.405)	.446	.864
Distributions from net investment income	(.447)	(.453)	(.361)	(.305)	(.386)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)
Total distributions	(.447)	(.453)	(.375)	(.546)	(.544)
Net asset value, end of period	$11.43	$11.24	$10.73	$12.51	$12.61
Total Return C,D	5.76%	9.19%	(11.29)%	3.58%	7.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.97%	.98%	.97%	.97%
Expenses net of fee waivers, if any	.94%	.97%	.97%	.96%	.97%
Expenses net of all reductions	.94%	.97%	.97%	.96%	.97%
Net investment income (loss)	4.28%	4.19%	3.18%	2.39%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,626,003	$1,618,639	$1,636,956	$2,072,285	$1,903,581
Portfolio turnover rate G	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$10.72	$12.51	$12.61	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.486	.457	.360	.304	.368
Net realized and unrealized gain (loss)	.151	.507	(1.774)	.142	.506
Total from investment operations	.637	.964	(1.414)	.446	.874
Distributions from net investment income	(.447)	(.454)	(.362)	(.305)	(.386)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)
Total distributions	(.447)	(.454)	(.376)	(.546)	(.544)
Net asset value, end of period	$11.42	$11.23	$10.72	$12.51	$12.61
Total Return C,D	5.77%	9.20%	(11.37)%	3.59%	7.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.97%	.97%	.96%	.96%
Expenses net of fee waivers, if any	.94%	.96%	.97%	.96%	.96%
Expenses net of all reductions	.94%	.96%	.97%	.96%	.96%
Net investment income (loss)	4.28%	4.20%	3.19%	2.39%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$609,111	$616,232	$629,724	$796,701	$792,143
Portfolio turnover rate G	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$10.70	$12.48	$12.58	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.400	.373	.275	.208	.276
Net realized and unrealized gain (loss)	.141	.507	(1.765)	.142	.496
Total from investment operations	.541	.880	(1.490)	.350	.772
Distributions from net investment income	(.361)	(.370)	(.276)	(.209)	(.294)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)
Total distributions	(.361)	(.370)	(.290)	(.450)	(.452)
Net asset value, end of period	$11.39	$11.21	$10.70	$12.48	$12.58
Total Return C,D	4.89%	8.39%	(11.99)%	2.81%	6.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.69%	1.73%	1.73%	1.72%	1.72%
Expenses net of fee waivers, if any	1.69%	1.73%	1.73%	1.72%	1.72%
Expenses net of all reductions	1.69%	1.73%	1.73%	1.72%	1.72%
Net investment income (loss)	3.53%	3.43%	2.43%	1.64%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$165,257	$184,200	$222,216	$353,988	$572,280
Portfolio turnover rate G	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.88	$12.70	$12.79	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.527	.495	.399	.346	.410
Net realized and unrealized gain (loss)	.150	.517	(1.805)	.153	.504
Total from investment operations	.677	1.012	(1.406)	.499	.914
Distributions from net investment income	(.487)	(.492)	(.400)	(.348)	(.426)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)
Total distributions	(.487)	(.492)	(.414)	(.589)	(.584)
Net asset value, end of period	$11.59	$11.40	$10.88	$12.70	$12.79
Total Return C	6.05%	9.54%	(11.14)%	3.96%	7.53%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.65%	.68%	.68%	.66%	.67%
Expenses net of fee waivers, if any	.65%	.67%	.68%	.66%	.67%
Expenses net of all reductions	.65%	.67%	.68%	.66%	.67%
Net investment income (loss)	4.57%	4.49%	3.48%	2.69%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$5,437,824	$5,417,185	$5,456,882	$7,244,948	$6,822,541
Portfolio turnover rate F	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.88	$12.70	$12.79	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.522	.490	.394	.340	.404
Net realized and unrealized gain (loss)	.150	.518	(1.805)	.153	.505
Total from investment operations	.672	1.008	(1.411)	.493	.909
Distributions from net investment income	(.482)	(.488)	(.395)	(.342)	(.421)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)
Total distributions	(.482)	(.488)	(.409)	(.583)	(.579)
Net asset value, end of period	$11.59	$11.40	$10.88	$12.70	$12.79
Total Return C	6.00%	9.49%	(11.18)%	3.91%	7.48%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.70%	.72%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.72%	.72%	.71%	.71%
Expenses net of all reductions	.69%	.72%	.72%	.71%	.71%
Net investment income (loss)	4.53%	4.44%	3.44%	2.64%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$5,020,032	$4,401,374	$3,986,403	$5,460,460	$4,889,531
Portfolio turnover rate F	76%	72%	69%	94%	96%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.89	$12.70	$12.80	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.533	.502	.405	.352	.417
Net realized and unrealized gain (loss)	.151	.517	(1.794)	.143	.504
Total from investment operations	.684	1.019	(1.389)	.495	.921
Distributions from net investment income	(.494)	(.499)	(.407)	(.354)	(.433)
Distributions from net realized gain	-	-	(.014)	(.241)	(.158)
Total distributions	(.494)	(.499)	(.421)	(.595)	(.591)
Net asset value, end of period	$11.60	$11.41	$10.89	$12.70	$12.80
Total Return C	6.11%	9.60%	(11.00)%	3.92%	7.59%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.60%	.62%	.62%	.61%	.61%
Expenses net of fee waivers, if any	.60%	.61%	.62%	.61%	.61%
Expenses net of all reductions	.60%	.61%	.62%	.61%	.61%
Net investment income (loss)	4.62%	4.55%	3.54%	2.74%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,491,775	$1,054,090	$901,928	$1,058,105	$662,276
Portfolio turnover rate F	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial hightlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Strategic Income Fund	$141,714

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, swap agreements, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$553,907,523
Gross unrealized depreciation	(964,790,630)
Net unrealized appreciation (depreciation)	$(410,883,107)
Tax Cost	$14,934,669,817

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,808,136
Capital loss carryforward	$(510,130,358)
Net unrealized appreciation (depreciation) on securities and other investments	$(413,467,219)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(252,136,901)
Long-term	(257,993,457)
Total capital loss carryforward	$(510,130,358)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Total	$571,080,365	$566,782,777

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	46,866,007	39,311,313
Total Foreign Exchange Risk	46,866,007	39,311,313
Interest Rate Risk
Futures Contracts	(9,181,219)	(52,110,422)
Purchased Options	(255,193)	(107,928)
Swaps	6,525,881	9,644,104
Total Interest Rate Risk	(2,910,531)	(42,574,246)
Totals	43,955,476	(3,262,933)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Advisor Strategic Income Fund	1,081,464,804

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Strategic Income Fund	1,907,632,390

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	6,823,729,148	7,029,596,594
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.70
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Strategic Income Fund	.64
Class I	.68
Class Z	.58

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,061,078	99,390
Class M	- %	.25%	1,528,806	10,321
Class C	.75%	.25%	1,745,335	214,287
			7,335,219	323,998

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained by FDC ($)
Class A	100,511
Class M	15,027
Class C A	2,509
118,047

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	418,831.1564
Class M	150,906.1486
Class C	49,399.1638
Fidelity Strategic Income Fund	971,852.1089
Class I	1,142,994.1539
Class Z	86,743.0500
	2,820,725

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.0124

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	2,365

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	23,664,843	12,182,131	1,384,681
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Advisor Strategic Income Fund	21,378
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Strategic Income Fund	5,650	1	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $48,598.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $312,032.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$63,918,315	$67,298,213
Class M	24,071,063	25,593,303
Class C	5,553,945	6,776,947
Fidelity Strategic Income Fund	226,979,783	240,044,478
Class I	199,054,622	183,592,401
Class Z	51,502,637	43,477,435
Total	$571,080,365	$566,782,777
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	19,392,330	15,738,376	$220,557,283	$171,190,251
Reinvestment of distributions	5,378,348	5,893,667	61,115,608	64,317,635
Shares redeemed	(26,496,397)	(30,201,954)	(300,987,914)	(328,276,613)
Net increase (decrease)	(1,725,719)	(8,569,911)	$(19,315,023)	$(92,768,727)
Class M
Shares sold	5,721,712	5,068,447	$64,984,128	$55,110,443
Reinvestment of distributions	2,077,010	2,295,653	23,589,475	25,043,418
Shares redeemed	(9,325,181)	(11,236,358)	(105,699,419)	(122,103,474)
Net increase (decrease)	(1,526,459)	(3,872,258)	$(17,125,816)	$(41,949,613)
Class C
Shares sold	3,137,695	1,887,704	$35,608,141	$20,525,194
Reinvestment of distributions	477,856	604,819	5,412,387	6,583,611
Shares redeemed	(5,548,678)	(6,829,657)	(62,838,975)	(74,050,553)
Net increase (decrease)	(1,933,127)	(4,337,134)	$(21,818,447)	$(46,941,748)
Fidelity Strategic Income Fund
Shares sold	73,864,824	55,289,068	$853,039,264	$611,270,397
Reinvestment of distributions	17,259,649	19,105,581	198,988,640	211,513,811
Shares redeemed	(97,166,327)	(100,695,984)	(1,117,791,690)	(1,110,550,949)
Net increase (decrease)	(6,041,854)	(26,301,335)	$(65,763,786)	$(287,766,741)
Class I
Shares sold	143,105,380	119,334,623	$1,649,388,100	$1,318,951,202
Reinvestment of distributions	16,482,079	15,754,090	190,109,038	174,425,245
Shares redeemed	(112,582,442)	(115,365,859)	(1,298,796,466)	(1,272,517,240)
Net increase (decrease)	47,005,017	19,722,854	$540,700,672	$220,859,207
Class Z
Shares sold	56,845,335	36,755,753	$660,287,025	$406,571,191
Reinvestment of distributions	3,568,072	3,150,328	41,222,453	34,900,382
Shares redeemed	(24,201,249)	(30,337,832)	(278,982,555)	(335,062,320)
Net increase (decrease)	36,212,158	9,568,249	$422,526,923	$106,409,253
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 15.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $330,928,388 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $571,080,365 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Strategic Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540220.127
SI-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025